Expense Example, No Redemption - DWS Intermediate Tax-Free Fund	Apr. 21, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 338
Expense Example, No Redemption, 3 Years	507
Expense Example, No Redemption, 5 Years	691
Expense Example, No Redemption, 10 Years	1,222
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	141
Expense Example, No Redemption, 3 Years	479
Expense Example, No Redemption, 5 Years	842
Expense Example, No Redemption, 10 Years	1,651
INST Class
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	39
Expense Example, No Redemption, 3 Years	159
Expense Example, No Redemption, 5 Years	290
Expense Example, No Redemption, 10 Years	673
Class S
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	39
Expense Example, No Redemption, 3 Years	172
Expense Example, No Redemption, 5 Years	317
Expense Example, No Redemption, 10 Years	$ 740